Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues	$ 12,327,684	$ 70,314,315	$ 59,165,259
Cost of revenues	(6,848,700)	(22,264,768)	(19,741,689)
Gross profit	5,478,984	48,049,547	39,423,570
Operating expenses:
Selling expenses	(1,070,145)	(3,320,886)	(4,550,997)
General and administrative expenses	(76,555,497)	(22,940,916)	(4,407,215)
Research and development expenses	(24,456,422)	(34,658,779)	(52,387,540)
Total operating expenses	(102,082,064)	(60,920,581)	(61,345,752)
Loss from operations	(96,603,080)	(12,871,034)	(21,922,182)
Other income/(expenses):
Investment (loss)/income		(81,618)	75,542
Interest expenses, net	(3,075,537)	(2,319,820)	(2,323,341)
Foreign currency exchange (loss)/gain	(148,086)	3,864	2,789
Gain (Loss) from disposal of property, plant and equipment	(1,761,193)
Impairment loss on an unconsolidated entity	(2,536,443)
Other income, net	2,297,920	717,280	949,116
Total other expenses	(5,223,339)	(1,680,294)	(1,295,894)
Loss before income tax expense	(101,826,419)	(14,551,328)	(23,218,076)
Income tax expense			(3,787,692)
Net loss	(101,826,419)	(14,551,328)	(27,005,768)
Net loss attributable to non-controlling interests	(605,373)	(45,864)	(543,961)
Net loss attributable to XIAO-I CORPORATION shareholders	(101,221,046)	(14,505,464)	(26,461,807)
Other comprehensive income
Foreign currency translation change, net of nil income taxes	(1,522,101)	233,727	303,114
Total other comprehensive income	(1,522,101)	233,727	303,114
Total comprehensive loss	(103,348,520)	(14,317,601)	(26,702,654)
Total comprehensive income/(loss) attributable to non-controlling interests	(467,136)	37,615	(504,951)
Total comprehensive loss attributable to XIAO-I CORPORATION shareholders	$ (102,881,384)	$ (14,355,216)	$ (26,197,703)
Loss per ordinary share attributable to XIAO-I CORPORATION shareholders
Basic (in Dollars per share)	$ (2.44)	$ (0.56)	$ (1.12)
Diluted (in Dollars per share)	$ (2.44)	$ (0.56)	$ (1.12)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	41,506,534	25,760,207	23,646,003
Diluted (in Shares)	41,506,534	25,760,207	23,646,003
Share based compensation	$ 5,795,923	$ 1,560,527
Selling expenses
Weighted average number of ordinary shares outstanding
Share based compensation	461	1,553
General and administrative expenses
Weighted average number of ordinary shares outstanding
Share based compensation	5,795,357	1,556,761
Research and development expenses
Weighted average number of ordinary shares outstanding
Share based compensation	105	2,213
Cost of sale of software products
Net revenues	472,559	1,516,169	1,566,455
Cost of revenues	(249,259)	(98,442)	(834,570)
Cost of sale of hardware products
Net revenues	567,894	1,395,345	75,363
Cost of revenues	(453,593)	(583,939)	(51,201)
Cost of technology development service
Net revenues	2,147,523	24,105,644	7,839,700
Cost of revenues	(694,145)	(10,444,827)	(6,059,330)
Cost of M&S service
Net revenues	4,809,979	2,419,901	2,676,185
Cost of revenues	(1,936,489)	(781,258)	(971,417)
Cost of sale of cloud platform products
Net revenues	4,329,729	40,877,256	47,007,556
Cost of revenues	$ (3,515,214)	$ (10,356,302)	$ (11,825,171)